INVESTMENTS IN ASSOCIATES AND INCORPORATED JOINT VENTURES - Summary of Associates Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Net earnings (loss)	$ (19.7)	$ 510.5
Other comprehensive income (loss)	(37.2)	17.5
Comprehensive income (loss)	(56.9)	528.0
Associates
Disclosure of associates [line items]
Net earnings (loss)	(2.9)	(3.1)
Other comprehensive income (loss)	1.3	(2.2)
Comprehensive income (loss)	$ (1.6)	$ (5.3)